[USAA EAGLE LOGO (R)]

                           USAA LIFE INVESTMENT TRUST
                             LIFE WORLD GROWTH FUND
                         SUPPLEMENT DATED MARCH 7, 2005
                               TO THE PROSPECTUS
                               DATED MAY 1, 2004

THE PROSPECTUS IS HEREBY SUPPLEMENTED AS FOLLOWS:

Effective immediately, Elizabeth A. Palmer is no longer co-manager of the Life World Growth Fund.



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